                                                                     Rule 497(e)
                                                        Registration No. 2-39334
                                                               File No. 811-2224


                           MML SERIES INVESTMENT FUND
                      Supplement dated June 4, 1999 to the
                          Prospectus dated May 3, 1999



The Prospectus is changed as follows:

In the section titled Fees and Expenses (immediately following the Principal Risks by Fund section), the first table describes the fees and expenses you may pay if you invest in the Funds. In that table, in the column relating to MML Equity Index Fund, the number set forth as the Total is replaced with ".5988%." In the column relating to MML Small Cap Value Equity Fund, the number set forth in the category of Other Expenses is replaced with "-0.5079%."



June 4, 1999                             L7352a

                           MML SERIES INVESTMENT FUND
                      Supplement dated June 4, 1999 to the
                          Prospectus dated May 3, 1999



The Prospectus is changed as follows:

In the section titled Fees and Expenses (immediately following the Principal Risks by Fund section), the first table describes the fees and expenses you may pay if you invest in the Funds. In that table, in the column relating to MML Equity Index Fund, the Total is replaced with ".5988%."



June 4, 1999                                           L7352-4a

                           MML SERIES INVESTMENT FUND
                      Supplement dated June 4, 1999 to the
                          Prospectus dated May 3, 1999



The Prospectus is changed as follows:

On page 14, in the section titled MML Small Cap Value Equity Fund, the term "Liquidity Risk" is inserted after "Management Risk" under the heading Principal Investment Risks.

On page 16, in the section titled Summary of Principal Risks under the heading "Liquidity Risk," the last sentence of that paragraph is revised as follows:
"Accordingly, MML Managed Bond, the Bond Segment of MML Blend Fund, and MML Small Cap Value Equity Fund may be subject to liquidity risk."

On page 18, in the chart listing Principal Risks by Fund, "Liquidity Risk" is marked for MML Small Cap Value Equity Fund.

On page 19, in the section titled Fees and Expenses (immediately following the Principal Risks by Fund section), the first table describes the fees and expenses you may pay if you invest in the Funds. In that table, in the column relating to MML Equity Index Fund, the Total is replaced with ".5988%." In the column relating to MML Small Cap Value Equity Fund, the number set forth in the category of Other Expenses is replaced with "-0.5079%."



June 4, 1999                                                L7352-6a